Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory
Schedule of inventory

	As at December 31
(in EUR 000)	2023	2022
Raw materials	1,329	498
Work in progress	1,530	100
Finished goods	456	284
Total Inventory	3,315	882